General and Administrative Expenses - Schedule of general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Selling, General and Administrative Expense [Abstract]
Management fees, salaries and wages	$ 3,542	$ 3,006
Marketing	2,157	1,298
Office, administration and regulatory	5,400	4,697
Professional fees, advisory and consulting	5,549	4,203
Total	$ 16,648	$ 13,204